Financial instruments - Fair values and risk management - Impact on profit or loss (Details) - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of detailed information about financial instruments [line items]
Assets measured at fair value	€ 217.3	€ 671.7	€ 536.2
Current derivative assets	106.0	293.2	308.7
Non-current derivative assets	111.3	378.5	227.5
Total derivative assets	217.3	671.7	536.2
Current derivative liabilities	(79.2)	(1,050.0)	(189.7)
Non-current derivative liabilities	(6.4)	(180.5)	(8.0)
Total derivative liabilities	(85.6)	(1,230.5)	(197.7)
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(147.4)	(353.5)
Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	106.0	293.2	308.7
Current derivative liabilities	(79.2)	(1,050.0)	(189.7)
More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	111.3	378.5	227.5
Non-current derivative liabilities	(6.4)	(180.5)	(8.0)
Effective Hedge
Disclosure of detailed information about financial instruments [line items]
Total derivative liabilities	(25.7)
Effective Hedge | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative liabilities	(19.9)
Effective Hedge | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative liabilities	(5.8)
Ineffective Hedge
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	46.9	109.2
Total derivative liabilities	(22.4)	(516.5)
Ineffective Hedge | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	33.7	109.2
Current derivative liabilities	(22.4)	(516.5)
Ineffective Hedge | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	13.2
Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	170.4	562.5	536.2
Net hedge ineffectiveness and discontinuation transferred to profit or loss	131.7	(558.8)	338.4
Cash Flow Hedges | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	72.3	184.0	308.7
Cash Flow Hedges | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	98.1	378.5	227.5
Cash Flow Hedges | Effective Hedge
Disclosure of detailed information about financial instruments [line items]
Total derivative liabilities	(37.5)	(714.0)	(197.7)
Cash Flow Hedges | Effective Hedge | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative liabilities	(36.9)	(533.5)	(189.7)
Cash Flow Hedges | Effective Hedge | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative liabilities	(0.6)	(180.5)	(8.0)
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	214.3	663.7	527.7
Total derivative liabilities	(65.8)	(2.2)	(8.0)
Net derivative financial instrument position at year-end	148.5	661.5	519.7
Foreign currency risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative assets	104.9	291.2	307.0
Current derivative liabilities	(59.4)	(2.2)
Net derivative financial instrument position at year-end	45.5	289.0	307.0
Foreign currency risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets	109.4	372.5	220.7
Non-current derivative liabilities	(6.4)		(8.0)
Net derivative financial instrument position at year-end	103.0	372.5	212.7
Interest rate risk
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	3.0	8.0	4.0
Interest rate risk | Floating rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	51.6	64.8
Notional Amount Net			(77.8)
Interest rate risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	1.0	2.0	1.7
Interest rate risk | Less than one year | Floating rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	13.4	64.8
Notional Amount Net			(77.8)
Interest rate risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Total derivative assets	2.0	6.0	2.3
Interest rate risk | More than one year | Floating rate
Disclosure of detailed information about financial instruments [line items]
Notional amount	38.2
Commodity risk
Disclosure of detailed information about financial instruments [line items]
Total derivative assets			4.5
Total derivative liabilities	(19.8)	(1,228.3)	(189.7)
Net derivative financial instrument position at year-end	(19.8)	(1,228.3)	(185.2)
Commodity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Current derivative liabilities	(19.8)	(1,047.8)	(189.7)
Net derivative financial instrument position at year-end	(19.8)	(1,047.8)	(189.7)
Commodity risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Non-current derivative assets			4.5
Non-current derivative liabilities		(180.5)
Net derivative financial instrument position at year-end		(180.5)	4.5
Aircraft purchases contract | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,568.4	4,283.5	5,437.8
Aircraft purchases contract | Foreign currency risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,632.7	1,519.8	1,455.8
Aircraft purchases contract | Foreign currency risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,935.7	2,763.7	3,982.0
Aircraft purchases contract | Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Net hedge ineffectiveness and discontinuation transferred to profit or loss	170.1	495.3	284.7
Fuel and oil operating expenses
Disclosure of detailed information about financial instruments [line items]
Net derivative financial instrument position at year-end	46.0	1,228.0
Fuel and oil operating expenses | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,202.2	1,312.0	3,234.8
Fuel and oil operating expenses | Foreign currency risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,202.2		2,515.9
Fuel and oil operating expenses | Foreign currency risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount		1,312.0	718.9
Fuel and oil operating expenses | Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(27.0)	166.2	235.0
Fuel and oil operating expenses | Commodity risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	577.6	672.7
Notional Amount Net			(2,482.1)
Fuel and oil operating expenses | Commodity risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	577.6
Notional Amount Net			(2,482.1)
Fuel and oil operating expenses | Commodity risk | More than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount		672.7
Fuel and oil operating expenses | Commodity risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Net hedge ineffectiveness and discontinuation transferred to profit or loss	(19.8)	(1,228.3)	(185.3)
GBP Currency Swaps | Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Notional amount	695.3
GBP Currency Swaps | Foreign currency risk | Less than one year
Disclosure of detailed information about financial instruments [line items]
Notional amount	695.3
GBP Currency Swaps | Foreign currency risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Net hedge ineffectiveness and discontinuation transferred to profit or loss	5.4
Variable-rate instruments | Interest rate risk | Cash Flow Hedges
Disclosure of detailed information about financial instruments [line items]
Net hedge ineffectiveness and discontinuation transferred to profit or loss	€ 3.0	€ 8.0	€ 4.0